DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2012	2013	2013
		RUR	RUR	$
Derivative assets:
Foreign exchange contracts	Investments in debt securities	12	—	—
Equity purchase contracts	Investments in non-marketable equity securities	8	22	0.7

Total derivative assets		20	22	0.7

Derivative liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	1	—	—
Foreign exchange contracts	Other accrued liabilities	49	9	0.3

Total derivative liabilities		50	9	0.3